Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2025	2024
Number of permanent employees as at 30 June:
South African operations[1]	32 688	33 123
International operations[2]	1 662	1 592
Total number of permanent employees	34 350	34 715
[1]The South African operations include permanent employees for TBO of 88 and Margaret Water Company NPC of 52 as a result of Harmony’s shareholding of 72% and 66% respectively.
[2]The Wafi-Golpu joint operation employees included in the total is 61 (2024: 61).
33Employee benefits continued

	SA Rand
Figures in million	2025	2024
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	18 440	17 006
Retirement benefit costs	1 312	1 226
Medical aid contributions	427	403
Total aggregated earnings[1]	20 179	18 635
[1]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.